UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-03128
Morgan Stanley Dividend Growth Securities Inc.
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: February 28, 2010
Date of reporting period: May 31, 2009

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Dividend Growth Securities Inc.
Portfolio of Investments May 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (99.1%)
	Aerospace & Defense (4.0%)
235,830	Boeing Co.	$10,576,975
152,050	L-3 Communications Holdings, Inc.	11,177,195
306,864	Northrop Grumman Corp.	14,612,864
356,600	Raytheon Co.	15,922,190

		52,289,224

	Agricultural Commodities/Milling (2.1%)
445,010	Bunge Ltd. (Bermuda)	28,155,783

	Apparel/Footwear (2.4%)
299,510	Nike, Inc. (Class B)	17,087,046
242,492	V.F. Corp.	13,778,395

		30,865,441

	Apparel/Footwear Retail (1.6%)
1,211,990	Gap, Inc. (The)	21,634,022

	Auto Parts O.E.M. (0.8%)
237,610	Eaton Corp.	10,336,035

	Biotechnology (1.3%)
327,800	Amgen Inc. (a)	16,370,332

	Chemicals: Agricultural (1.5%)
244,900	Monsanto Co.	20,118,535

	Computer Processing Hardware (3.7%)
173,620	Apple Inc. (a)	23,579,332
737,460	Hewlett-Packard Co.	25,331,751

		48,911,083

	Contract Drilling (2.2%)
368,670	Transocean, Ltd. (Swizerland) (a)	29,301,892

	Drugstore Chains (2.1%)
904,081	CVS/Caremark Corp.	26,941,614

	Electric Utilities (3.8%)
271,528	Exelon Corp.	13,036,059
224,640	FirstEnergy Corp.	8,489,146
902,490	Public Service Enterprise Group Inc.	28,762,356

		50,287,561

	Engineering & Construction (3.1%)
456,210	Fluor Corp.	21,432,746
455,520	Jacobs Engineering Group, Inc. (a)	19,541,808

		40,974,554

	Financial Conglomerates (2.1%)
735,340	JPMorgan Chase & Co.	27,134,046

	Hotels/Resorts/Cruiselines (1.0%)
906,040	Royal Caribbean Cruises Ltd. (Liberia)	13,644,962

	Household/Personal Care (1.9%)
490,012	Procter & Gamble Co. (The)	25,451,223

	Industrial Conglomerates (4.3%)
2,273,773	General Electric Co.	30,650,460
505,384	United Technologies Corp.	26,588,252

		57,238,712

	Information Technology Services (3.1%)
320,730	Computer Sciences Corp. (a)	13,618,196
254,920	International Business Machines Corp.	27,092,898

		40,711,094

NUMBER OF
SHARES		VALUE
	Integrated Oil (8.1%)
186,930	BP PLC (ADR) (United Kingdom)	9,253,035
369,850	Chevron Corp.	24,657,899
298,240	ConocoPhillips	13,671,322
455,553	Exxon Mobil Corp.	31,592,601
858,120	Marathon Oil Corp.	27,356,866

		106,531,723

	Internet Retail (1.6%)
818,410	GameStop Corp (Class A) (a)	20,419,329

	Internet Software/Services (1.7%)
54,324	Google Inc. (Class A) (a)	22,665,603

	Investment Banks/Brokers (1.5%)
135,974	Goldman Sachs Group, Inc. (The)	19,657,761

	Life/Health Insurance (3.2%)
664,980	Aflac, Inc.	23,606,790
595,738	MetLife, Inc.	18,765,747

		42,372,537

	Major Banks (2.6%)
2,186,010	Bank of America Corp.	24,636,333
379,950	Wells Fargo & Co.	9,688,725

		34,325,058

	Major Telecommunications (2.0%)
1,070,347	AT&T Inc.	26,533,902

	Managed Health Care (3.7%)
973,700	UnitedHealth Group Inc.	25,900,420
489,390	WellPoint Inc. (a)	22,790,892

		48,691,312

	Media Conglomerates (2.0%)
1,098,050	Disney (Walt) Co. (The)	26,594,771

	Office Equipment/Supplies (0.5%)
276,360	Pitney Bowes, Inc.	6,323,117

	Oil & Gas Production (0.0%)
1	XTO Energy Inc.	43

	Oil Refining/Marketing (1.9%)
1,117,390	Valero Energy Corp.	24,996,014

	Packaged Software (4.9%)
1,804,442	Microsoft Corp.	37,694,793
1,365,630	Oracle Corp. (a)	26,752,692

		64,447,485

	Pharmaceuticals: Generic Drugs (1.9%)
832,810	Watson Pharmaceuticals, Inc. (a)	25,192,503

	Pharmaceuticals: Major (7.3%)
225,529	Johnson & Johnson	12,440,180
1,143,830	Merck & Co., Inc.	31,546,831
2,320,313	Pfizer, Inc.	35,245,554
371,899	Wyeth	16,683,389

		95,915,954

	Property — Casualty Insurers (3.5%)
285,970	ACE Ltd. (Switzerland)	12,579,820
810,360	Allstate Corp. (The)	20,850,563
325,320	Travelers Companies, Inc. (The)	13,227,511

		46,657,894

	Pulp & Paper (1.0%)
891,820	International Paper Co.	12,815,453

	Railroads (1.5%)
616,780	CSX Corp.	19,588,933

NUMBER OF
SHARES		VALUE
	Restaurants (2.3%)
521,130	McDonald’s Corp.	30,741,459

	Specialty Telecommunications (0.0%)
6,191	FairPoint Communications, Inc.	6,253

	Steel (1.1%)
412,100	United States Steel Corp.	14,044,368

	Tobacco (4.6%)
1,103,011	Altria Group, Inc.	18,850,458
969,651	Philip Morris International Inc.	41,345,919

		60,196,377

	Trucks/Construction/Farm Machinery (1.2%)
457,670	Caterpillar Inc.	16,228,978

	TOTAL COMMON STOCKS
	(Cost $1,187,846,488)	1,305,312,940

NUMBER OF
SHARES (000)
	SHORT-TERM INVESTMENT (0.6%)
	Investment Company (b)
7,992	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class
	(Cost $7,992,409)		7,992,409

	TOTAL INVESTMENTS
	(Cost $1,195,838,897) (c)	99.7%	1,313,305,349
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.3	3,895,301

	NET ASSETS	100.0%	$1,317,200,650

ADR	American Depositary Receipt.

(a)	Non-income producing security.

(b)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Dividend Growth Securities Inc.
Notes to the Portfolio of Investments
FAS 157
5/31/2009
The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective March 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of May 31, 2009 in valuing the Fund’s investments carried at value:

Fair Value Measurements at May 31, 2009 Using
		Quoted Prices In	Significant	Significant
		Active Market for	Other Observable	Unobservable
		Identical Assets	Inputs	Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
Investments in Securities	$1,313,305,349	$1,313,305,349	—	—

Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Directors or by the Investment Adviser using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Directors; (7) listed options are valued at the latest sale price on the exchange on which they are listed unless no sales of such options have taken place that day, in which case they are valued at the mean between their latest bid and asked price; (8) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (9) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Dividend Growth Securities Inc.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
July 21, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
July 21, 2009

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